Derivative Financial Instruments - Summary of Notional Balance and Fair Values of Derivatives Outstanding (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Notional Amount	$ 23,875,000	$ 15,424,000	$ 3,399,000
Derivative Assets		2,000	11,000
Derivative Liabilities	1,098,000	246,000
Cash collateral, Derivative Assets	0	0	0
Cash collateral, Derivative Liabilities	(1,160,000)	(270,000)
Netting adjustments, Derivative Assets	62,000	24,000
Netting adjustments, Derivative Liabilities		24,000
Net amount presented in Balance Sheet, Derivative Assets	62,000	26,000	11,000
Net amount presented in Balance Sheet, Derivative Liabilities	0	0	0
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	20,872,000	12,284,000
Derivative Liabilities	1,098,000	246,000
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	20,872,000	12,284,000
Derivative Liabilities	1,098,000	246,000
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3,003,000	3,140,000	3,399,000
Derivative Assets		2,000	11,000
Not Designated as Hedging Instrument [Member] | Interest Rate Caps/Floors [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	$ 3,003,000	3,140,000	3,399,000
Derivative Assets		$ 2,000	$ 11,000